Long Term Debt - Schedule of Repayment of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2016	$ 35,160
2017	26,285
2018	64,960
2019	362,470
2020	3,850
Less: original issue discount	(4,041)
Less: deferred financing costs	(10,611)	$ (12,913)	$ (3,273)
Balance	$ 478,073	$ 401,869